Income Taxes - Reconciliation of the effective rate of tax (Details) - FREYR AS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Pretax net loss	$ (11,887)	$ (895)	$ (9,605)	$ (1,201)
Statutory tax rate	22.00%	22.00%	22.00%	22.00%
Income taxes calculated at statutory tax rate	$ (2,615)	$ (197)	$ (2,113)	$ (264)
Changes in valuation allowance	1,701	187	1,728	468
Permanent tax items	914	10	385	(205)
Effect of change in tax rate				1
Income tax expense	$ 0	$ 0	$ 0	$ 0
Effective rate of tax	0.00%	0.00%	0.00%	0.00%